Right-of-use assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Aug. 31, 2025
Right-of-use assets
Balance at beginning of the year	$ 7,070,321
Additions	3,843,925	$ 43,147
Balance at end of the year	9,305,501		$ 7,070,321
Nautical Ventures Group Inc.
Right-of-use assets
Business acquisition			7,144,395
Premises
Right-of-use assets
Balance at beginning of the year	6,971,926
Balance at end of the year	9,226,947		6,971,926
Moulds
Right-of-use assets
Balance at beginning of the year	18,401
Balance at end of the year	6,179		18,401
Rolling stock
Right-of-use assets
Balance at beginning of the year	79,994
Balance at end of the year	72,375		79,994
Cost
Right-of-use assets
Balance at beginning of the year	8,430,904	282,800	282,800
Additions	3,843,925		87,604
Disposals	(921,492)		(57,747)
Business acquisition			8,120,517
Currency translation	(721)		(2,270)
Balance at end of the year	11,354,058		8,430,904
Cost | Premises
Right-of-use assets
Balance at beginning of the year	8,227,297	106,780	106,780
Additions	3,815,359
Disposals	(893,404)
Business acquisition			8,120,517
Balance at end of the year	11,149,252		8,227,297
Cost | Moulds
Right-of-use assets
Balance at beginning of the year	49,184	49,983	49,983
Currency translation	(135)		(799)
Balance at end of the year	49,319		49,184
Cost | Rolling stock
Right-of-use assets
Balance at beginning of the year	154,423	126,037	126,037
Additions	28,566		87,604
Disposals	(28,088)		(57,747)
Currency translation	(586)		(1,471)
Balance at end of the year	155,487		154,423
Accumulated depreciation
Right-of-use assets
Balance at beginning of the year	(1,360,583)	(89,481)	(89,481)
Depreciation	(1,274,439)		319,041
Disposals	(586,465)		(24,061)
Business acquisition			976,122
Balance at end of the year	(2,048,557)		(1,360,583)
Accumulated depreciation | Premises
Right-of-use assets
Balance at beginning of the year	(1,255,371)	(37,818)	(37,818)
Depreciation	(1,225,311)		241,431
Disposals	(558,377)
Business acquisition			976,122
Balance at end of the year	(1,922,305)		(1,255,371)
Accumulated depreciation | Moulds
Right-of-use assets
Balance at beginning of the year	(30,783)	(6,248)	(6,248)
Depreciation	(12,357)		24,535
Balance at end of the year	(43,140)		(30,783)
Accumulated depreciation | Rolling stock
Right-of-use assets
Balance at beginning of the year	(74,429)	$ (45,415)	(45,415)
Depreciation	(36,771)		53,075
Disposals	(28,088)		(24,061)
Balance at end of the year	$ (83,112)		$ (74,429)